Financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2020
Cash & cash equivalents	5(a)	—	—	129,328	129,328
Trade & other receivables	5(b)	—	—	1,574	1,574
Financial assets at fair value through other comprehensive income	5(c)	1,871	—	—	1,871
Other non-current assets	5(d)	—	—	3,311	3,311
		1,871	—	134,213	136,084
As of June 30, 2019
Cash & cash equivalents	5(a)	—	—	50,426	50,426
Trade & other receivables	5(b)	—	—	4,060	4,060
Financial assets at fair value through other comprehensive income	5(c)	2,317	—	—	2,317
Other non-current assets	5(d)	—	—	3,324	3,324
		2,317	—	57,810	60,127

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2020
Trade and other payables	5(e)	—	—	24,972	24,972
Borrowings	5(f)	—	—	89,478	89,478
Contingent consideration	5(g)(iii)	—	45,166	—	45,166
		—	45,166	114,450	159,616
As of June 30, 2019
Trade and other payables	5(e)	—	—	13,060	13,060
Borrowings	5(f)	—	—	81,286	81,286
Contingent consideration	5(g)(iii)	—	47,534	—	47,534
		—	47,534	94,346	141,880

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Cash at bank	128,916	50,005
Deposits at call(1)	412	421
	129,328	50,426

(1)	As of June 30, 2020 and June 30, 2019, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments
(i)	Trade receivables

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Trade debtors	678	1,739
Income tax and tax incentives recoverable(1)	—	1,511
Foreign withholding tax recoverable	471	471
Security deposit	252	250
Sundry debtors	—	2
Other recoverable taxes (Goods and services tax and value-added tax)	173	86
Interest receivables	—	1
Trade and other receivables	1,574	4,060

(1)

The Group’s research and development activities are not eligible for the refundable tax offset under an Australian Government tax incentive as a result of the Group earning revenues in excess of A$20.0 million for the years ended June 30, 2020 and 2019. For the year ended June 30, 2020, the Group has recognized $Nil income from research and development tax incentives. The $1.5 million recognized as a receivable at June 30, 2019 related to revenue from research and development tax incentives for the year ended June 30, 2018, and was received in July 2019.

(i)	Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Clinical trial research and development expenditure	3,304	6,042
Prepaid insurance and subscriptions	1,337	1,095
Other	1,005	899
Prepayments	5,646	8,036

Summary of Financial Assets at Fair Value through Other Comprehensive Income

Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Unlisted securities:
Equity securities	1,871	2,317
	1,871	2,317

Summary of Other Non-current Assets	Other non-current assets
	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Bank Guarantee	660	673
Letter of Credit	1,178	1,178
U.S. Tax credits	1,473	1,473
	3,311	3,324

Summary of Trade and Other Payables	Trade and other payables
	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Trade payables and other payables	24,972	13,060
Trade and other payables	24,972	13,060

Summary of Borrowings

f.Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Borrowings
Secured liabilities:
Borrowing arrangements	80,000	80,000
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	16,216	8,024
	89,478	81,286

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Borrowings
Current	32,455	14,007
Non-current	57,023	67,279
	89,478	81,286

Summary of Net Debt
(ii)	Net debt reconciliation

(in U.S. dollars, in thousands)	As of June 30, 2020	As of June 30, 2019
Cash and cash equivalents	129,328	50,426
Borrowings Repayable within one year (1)	(35,974)	(14,007)
Borrowings Repayable after one year	(63,340)	(67,279)
Net Debt(2)	30,014	(30,860)

Cash and cash equivalents	129,328	50,426
Gross debt - fixed interest rates	(49,414)	(33,060)
Gross debt - variable interest rates	(49,900)	(48,226)
Net Debt(2)	30,014	(30,860)

(1)

In August 2020, as disclosed in Note 15, the Group amended the terms of the Hercules loan agreement to defer principal repayments to March 2021. As at June 30, 2020, principal repayments were due to commence in October 2020 and as a result $24.3 million of the borrowings were recognized as a current liability, given that the terms of the loan agreement to defer principal repayments were amended subsequent to the period end. Principal repayments can be further deferred to the loan maturity date of March 2022 if certain milestones are satisfied.

(2)	Net debt amount includes leases and borrowing arrangements

Summary of Net Debt Reconciliation
		Liabilities from financing activities			Other assets
(in U.S. dollars, in thousands)	Notes	Borrowings	Leases	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2019		(81,286)	—	(81,286)	50,426	(30,860)
Recognized on adoption of IFRS 16	22 (a)	—	(5,775)	(5,775)	—	(5,775)
		(81,286)	(5,775)	(87,061)	50,426	(36,635)
Cash Flows(1)		5,443	2,078	7,521	77,406	84,927
Remeasurement of borrowing arrangements		607	—	607	—	607
Other Changes(2)		(14,242)	(2,057)	(16,299)	—	(16,299)
Acquisition - leases		—	(4,083)	(4,083)	—	(4,083)
Foreign exchange adjustments		—	1	1	1,496	1,497
Net Debt as at June 30, 2020		(89,478)	(9,836)	(99,314)	129,328	30,014

(1)

Cash flows include the interest payments for borrowings and leases and payments of lease liabilities which are presented as operating and financing cash flows in the statement of cash flows, respectively.

(2)	Other changes include accrued interest expense which will be presented as operating cash flows in the statement of cash flows when paid.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2020 and June 30, 2019 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2020
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,871	1,871
Total Financial Assets		—	—	1,871	1,871

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	45,166	45,166
Total Financial Liabilities		—	—	45,166	45,166

As of June 30, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	2,317	2,317
Total Financial Assets		—	—	2,317	2,317

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	47,534	47,534
Total Financial Liabilities		—	—	47,534	47,534

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the years ended June 30, 2020 and June 30, 2019:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2018	42,070
Amount used during the period	(800)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	6,264
Closing balance - June 30, 2019	47,534

Opening balance - July 1, 2019	47,534
Amount used during the period	(988)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(1,380)
Closing balance - June 30, 2020	45,166
(1)

In the year ended June 30, 2019 a loss of $6.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as probability of success, market penetration, developmental timelines, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the year ended June 30, 2020 a gain of $1.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, market penetration, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of June 30,		Valuation	Unobservable	Year Ended June 30,		Relationship of unobservable inputs to
Description	2020	2019	technique	inputs(1)	2020	2019	fair value
Contingent consideration provision	45,166	47,534	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Year ended June 30, 2020: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.4%.

Year ended June 30, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Year ended June 30, 2020: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 3%.

Year ended June 30, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

				Expected sales volumes	n/a	n/a

Year ended June 30, 2020: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 3%.

Year ended June 30, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2020	2019
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	28,801	28,005
Fair value of royalty payments from commercialization of the intellectual property acquired	16,365	19,529
	45,166	47,534